Financial risk management	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [Abstract]
Financial risk management

4.	Financial risk management

(a) Overview

Shinhan Financial Group Co., Ltd. (collectively the “Group”) manages various risks that may be arisen by each business sector and the major risks to which the Group is exposed include credit risk, market risk, interest rate risk, and liquidity risk. These risks are recognized, measured, controlled and reported in accordance with risk management guidelines established at the controlling company level and at the subsidiary level.

i) Risk management principles

The risk management principles of the Group are as follows:

•	All business activities take into account the balance of risks and profits within a predetermined risk trend.

•	The controlling company shall present the Group Risk Management Model Standards and supervise their compliance, and have responsibility and authority for group-level monitoring.

•	Operate a risk-related decision-making system that enhances management’s involvement.

•	Organize and operate risk management organizations independent of the business sector.

•	Operate a performance management system that clearly considers risks when making business decisions.

•	Aim for preemptive and practical risk management functions.

•	Share a cautious view to prepare for possible deterioration of the situation.

ii) Risk management organization

The basic policies and strategies for risk management of the Group are established by the Risk Management Committee (collectively the “Group Risk Management Committee”) within the controlling company’s Board of Directors. The Group’s Chief Risk Management Officer (CRO) assists the Group Risk Management Committee and consults the risk policies and strategies of the group and each subsidiary through the Group Risk Council, which includes the Chief Risk Management Officer of each subsidiary. The subsidiary implements the risk policies and strategies of the Group through each company’s risk management committee, risk-related committee, and risk management organization, and consistently establishes and implements the detailed risk policies and strategies of the subsidiary. The risk management team of the controlling company assists the Group’s chief risk management officer for risk management and supervision.

Shinhan Financial Group has a hierarchical limit system to manage the risks of the Group to an appropriate level. The Group Risk Management Committee sets the risk limits that can be assumed by the Group and its subsidiaries, while the Risk Management Committee and the Committee of each subsidiary set and manage detailed risk limits by risk, department, desk and product types.

①	Group Risk Management Committee

The Group established the risk management system for the Group and each of its subsidiaries, and comprehensively manages group risk-related matters such as establishing risk policies, limits, and approvals. The Committee consists of directors of the Group.

The resolution of the Committee is as follows:

•	Establish risk management basic policy in line with management strategy

•	Determine the level of risk that can be assumed by the Group and each subsidiary

•	Approve appropriate investment limit or loss allowance limit

•	Enact and amend the Group Risk Management Regulations and the Group Risk Council Regulations

•	Matters concerning risk management organization structure and division of duties

•	Matters concerning the operation of the risk management system;

•	Matters concerning the establishment of various limits and approval of limits

•	Make decisions on approval of the FSS’s internal rating law for non-retail and retail credit rating systems

•	Matters concerning risk disclosure policy

•	Analysis of crisis situation, related capital management plan and financing plan

•	Matters deemed necessary by the board of directors

•	Materials required by external regulations such as the Financial Services Commission and other regulations and guidelines

•	Matters deemed necessary by the Chairman

The resolution of the Group Risk Management Committee is reported to the Board of Directors.

②	Group Risk Management Council

In order to maintain the Group’s risk policy and strategy consistently, the Group decides what is necessary to discuss the risks of the Group and to carry out the policies set by the Group Risk Management Committee. The members are chaired by the group’s risk management officer and consist of the risk management officers of major subsidiaries.

iii) Group Risk Management System

①	Management of the risk capital

Risk capital refers to the capital required to compensate for the potential loss (risk) if it is actually realized. Risk capital management refers to the management of the risk assets considering its risk appetite, which is a datum point on the level of risk burden compared to available capital, so as to maintain the risk capital at an appropriate level. The Group and subsidiaries establish and operate a risk planning process to reflect the risk plan in advance when establishing financial and business plans for risk capital management, and establish a risk limit management system to control risk to an appropriate level.

②	Risk Monitoring

In order to proactively manage risks by periodically identifying risk factors that can affect the group’s business environment, the Group has established a multi-dimensional risk monitoring system. Each subsidiary is required to report to the Group on key issues that affect risk management at the group level. The Group prepares weekly, monthly and occasional monitoring reports to report to Group management including the CRO.

In addition, the Risk Dash Board is operated to derive abnormal symptoms through three-dimensional monitoring of major portfolios, increased risks, and external environmental changes (news) of assets for each subsidiary. If necessary, the Group takes preemptive risk management to establish and implement countermeasures.

③	Risk Reviewing

When conducting new product new business and major policy changes, risk factors are reviewed by using a pre-defined checklist to prevent indiscriminate promotion of business that is not easy to judge risk and to support rational decision making. The subsidiary’s risk management department conducts a preliminary review and post-monitoring process on products, services, and projects to be pursued in the business division. In case of matters that are linked or jointly promoted with other subsidiaries, the risk reviews are carried out after prior-consultation with the risk management department of the Group.

④	Risk management

The Group maintains a group wide risk management system to detect the signals of any risk crisis preemptively and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for three levels of contingencies, namely, ‘alert’, ‘imminent crisis’ and ‘crisis’ determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group-wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk

Credit risk is the risk of potential economic loss that may be caused if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and is the largest risk which the Group is facing. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on balance sheets, but also off-balance-sheet transactions such as guarantees, loan commitments and derivative transactions.

Shinhan Bank’s basic policy on credit risk management is determined by the Risk Policy Committee. The Risk Policy Committee consists of the chairman of the CRO, the Chief Credit Officer (CCO), the head of the business group, and the head of the risk management department, and decides the credit risk management plan and the direction of the loan policy for the entire bank. Apart from the Risk Policy Committee, the Credit Review Committee is established to separate credit monitoring, such as large loans and limit approval, and the CCO is composed of the chairman, the head of the group in charge of the credit-related business group, the head of the credit planning department, and the senior examination team to enhance the soundness of the loan and profitability of operation.

Shinhan Bank’s credit risk management includes processes such as credit evaluation, credit monitoring, and credit supervision, and credit risk measurement of counterparties and limit management processes and credit risk measurements for portfolios. All loan customers of Shinhan Bank are evaluated and managed with credit ratings. Retail customers are evaluated by summing up the information of the bank’s internal information and external credit information, and the corporate customers are evaluated by considering financial and non-financial items such as industrial risk, operating risk, and management risk. The evaluated credit rating is used for credit approval, limit management, pricing, credit loss provisioning, etc., and is the basis for credit risk management. The credit evaluation system is divided into an evaluation system for retail customers, a SOHO evaluation system, and an evaluation system for corporate customers. It is subdivided and refined by each model to reflect the Basel III requirements. The corporate credit decision is based on a collective decision-making system, making objective and prudent decisions. In the case of a general credit of loans, the credit is approved based on the consultation between the credit officer of the branch and the headquarters’ Review Committee. In the case of a large or important credit, the credit is approved by the review council. In particular, the Credit Deliberation Committee, the highest decision-making body of the loan, reviews for important loans such as large loans. Credits for retail customers are monitored by an automated credit scoring systems (CSS) based on objective statistical methods and bank credit policies.

Credits for corporate customers are performed by the loan officers and reviewers of branch offices by automatically searching for anticipated insolvent companies among business loan partners, and the credit department independent of the business sector evaluates the adequacy of the result of the loan review and, if necessary, the credit rating of the corporate is requested of an adjustment. In accordance with these procedures, the corporate customers are classified as an early warning company, an observation company, and a normal company, and then are managed differently according to the management guidelines for each risk stage, thereby preventing the insolvency of the loan at an early stage. In order to control the credit risk for the credit portfolio to an appropriate level, credit VaR limits are set and managed for each business and business sector, and to prepare for the credit risk caused by biased exposure to specific sectors, the Group sets and manages exposure limits for each sector by the party, industry, country, etc.

Shinhan Card’s basic policy on credit risk is determined by the Risk Management Committee. The Risk Management Committee consists of the Risk Management Officer (CRO) as the chairperson, and is composed of the heads of each business division and supporting division, and the heads of related departments. Apart from the RMC, a credit committee in charge of monitoring corporate credits and other important credits over a certain amount has been established to separate credit policy decisions from credit monitoring.

Shinhan Card’s credit scoring system is divided into ASS (Application Scoring System) and BSS (Behavior Scoring System). For applications that meet the eligibility criteria for card issuance, the card will be issued only if the AS credit rating is above the standard. The company’s internal information, CB company’s external information, and personal information on the application are used to calculate the AS credit rating. The BS, which is recalculated monthly, predicts the delinquency probability of cardholders, and utilizes it to monitor members and monitor portfolio risk.

i) Techniques, assumptions and input variables used to measure impairment

i-1) Determining significant increases in credit risk since initial recognition

At the end of each reporting period, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses.

To make the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, and is indicative of significant increases in credit risk since initial recognition. Information includes the default experience data held by the Group and analysis by an internal credit rating expert.

i-1-1) Measuring the risk of default

The Group assigns an internal credit risk rating to each individual exposure based on observable data and historical experiences that have been found to have a reasonable correlation with the risk of default. The internal credit risk rating is determined by considering both qualitative and quantitative factors that indicate the risk of default, which may vary depending on the nature of the exposure and the type of borrower.

i-1-2) Measuring term structure of probability of default

Internal credit risk rating is the main variable inputs to determine the duration structure for the risk of default. The Group accumulates information after analyzing the information regarding exposure to credit risk and default information by the type of product and borrower and results of internal credit risk assessment. For some portfolios, the Group uses information obtained from external credit rating agencies when performing these analyses.

The Group applies statistical techniques to estimate the probability of default for the remaining life of the exposure from the accumulated data and to estimate changes in the estimated probability of default over time.

i-1-3) Significant increases in credit risk

The Group uses the indicators defined as per portfolio to determine the significant increase in credit risk and such indicators generally consist of changes in the risk of default estimated from changes in the internal credit risk rating, qualitative factors, days of delinquency, and others. The method used to determine whether credit risk of financial instruments has significantly increased after the initial recognitions is summarized as follows:

Corporate exposures	Retail exposures	Card exposures
Significant change in credit ratings	Significant change in credit ratings	Significant change in credit ratings

Continued past due more than 30 days	Continued past due more than 30 days	Continued past due more than 7 days(personal card)

Loan classification of and below precautionary	Loan classification of and below precautionary	Loan classification of and below precautionary

Borrower with early warning signals	Borrower with early warning signals	Specific pool segment

Negative net assets	Specific pool segment

Adverse audit opinion or disclaimer of opinion	Collective loans for housing for which the constructors are insolvent

Interest coverage ratio below 1 for a consecutive period of three years or negative cash flows from operating activities for a consecutive period of two years	Loans with identified indicators for significant increases in other credit risk

Loans with identified indicators for significant increases in other credit risk

The Group assumes that the credit risk of the financial instrument has been increased significantly since initial recognition if a specific exposure is past due more than 30 days (except, for a specific portfolio if it is past due more than 7 days). The Group counts the number of days past due from the earliest date on which the Group fails to fully receive the contractual payments from the borrower, and does not take into account the grace period granted to the borrower.

The Group regularly reviews the criteria for determining if there have been significant increases in credit risk from the following perspective:

•	A significant increase in credit risk shall be identified prior to the occurrence of default.

•	The criteria established to judge the significant increase in credit risk shall have a more predictive power than the criteria for days of delinquency.

i-2) Modified financial assets

If the contractual cash flows on a financial asset have been modified through renegotiation and the financial asset is not derecognized, the Group assesses whether there has been a significant increase in the credit risk of the financial instrument by comparing the risk of a default occurring at initial recognition based on the original, unmodified contractual terms and the risk of a default occurring at the reporting date based on the modified contractual terms.

The Group may adjust the contractual cash flows of loans to customers who are in financial difficulties in order to manage the risk of default and enhance the collectability (hereinafter referred to as ‘debt restructuring’). These adjustments generally involve extension of maturity, changes in interest payment schedule, and changes in other contractual terms.

Debt restructuring is a qualitative indicator of a significant increase in credit risk and the Group recognizes lifetime expected credit losses for the exposure expected to be the subject of such adjustments. If a borrower faithfully makes payments of contractual cash flows that are modified in accordance with the debt restructuring or if the borrower’s internal credit rating has recovered to the level prior to the recognition of the lifetime expected credit losses, the Group recognizes the 12-month expected credit losses for that exposure again.

i-3) Risk of default

The Group considers a financial asset to be in default if it meets one or more of the following conditions:

•	If a borrower is overdue 90 days or more from the contractual payment date,

•	If the Group judges that it is not possible to recover principal and interest without enforcing the collateral on a financial asset

The Group uses the following indicators when determining whether a borrower is in default:

•	Qualitative factors (e.g. breach of contractual terms),

•

Quantitative factors (e.g. if the same borrower does not perform more than one payment obligations to the Group, the number of days past due per payment obligation. However, in the case of a specific portfolio, the Group uses the number of days past due for each financial instrument),

•	Internal observation data and external data

The definition of default applied by the Group generally conforms to the definition of default defined for regulatory capital management purposes; however, depending on the situations, the information used to determine whether a default has ocurred and the extent thereof may vary.

i-4) Reflection of forward-looking information

The Group reflects future forward-looking information presented by a group of internal experts based on various information when measuring expected credit losses. The Group utilizes economic forecasts disclosed by domestic and foreign research institutes, governments, and public institutions to predict forward-looking information.

The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.

The Group identified the key macroeconomic variables needed to forecast credit risk and credit losses for each portfolio as follows by analyzing past experience data and drew correlations across credit risk for each variable. For the year ended December 31, 2020, macroeconomic variables used by the Group are as follows for each scenario.

① Upside scenario

			2021
Major variables (*1)	Correlation	2020.4Q (*2)	1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	0.0	3.9	3.0	4.3
Private consumption index(YoY %)	(-)	(4.8)	3.0	2.3	3.5	4.1
Facility investment growth rate(YoY %)	(-)	3.5	5.5	6.5	1.5	5.0
Consumer price index growth rate(%)	(-)	0.3	0.6	0.9	0.8	0.9
Balance on current account(billion dollars)	(-)	170.0	130.0	160.0	190.0	180.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.10	1.10

② Central scenario

			2021
Major variables (*1)	Correlation	2020.4Q (*2)	1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(0.7)	3.6	2.5	3.7
Private consumption index(YoY %)	(-)	(4.8)	2.6	2.1	3.0	3.5
Facility investment growth rate(YoY %)	(-)	3.5	5.0	6.0	0.8	4.5
Consumer price index growth rate(%)	(-)	0.3	0.5	0.9	0.7	0.8
Balance on current account(billion dollars)	(-)	170.0	120.0	150.0	180.0	170.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.00	1.00

③ Downside scenario

			2021
Major variables (*1)	Correlation	2020.4Q (*2)	1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(1.5)	2.3	1.7	3.0
Private consumption index(YoY %)	(-)	(4.8)	1.9	1.1	2.6	3.4
Facility investment growth rate(YoY %)	(-)	3.5	3.5	4.5	(1.0)	3.0
Consumer price index growth rate(%)	(-)	0.3	0.4	0.8	0.6	0.7
Balance on current account(billion dollars)	(-)	170.0	110.0	140.0	170.0	160.0
Government bond 3y yields(%)	—	0.90	1.10	1.10	1.10	1.10

(*1)

Shinhan Bank applied the private consumption index and facility investment growth rate as the major variables. In addition, Shinhan Card applied the GDP growth rate, consumer price index growth rate, balance on current account, and government bond 3y yields as the major variables.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)

The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

The predicted correlations between the macroeconomic variables and the risk of default, used by the Group, are derived based on data from the past ten years.

Covid-19 had a negative impact on economic conditions. The default rate forecast for the year ended December 31, 2020 is estimated using changed forward-looking information on economic growth rate, private consumption index, KOSPI, and etc, which are major variables for calculating the default rate. As a result, the default rate forecast for some portfolios have increased.

Shinhan Bank has set aside an additional ~~W~~ 286 billion in COVID-19 provisions by reflecting the forward-looking information above and the effect of Stage 2 classification of interest payment/divisional repayment. Shinhan Card has accumulated an additional ~~W~~ 52.4 billion in COVID-19 provisions by updating the correlation model between expected credit losses and forward-looking information.

The Group has considered multiple economic scenarios in applying forward-looking information to measure expected credit losses. The sensitivity analysis of the impact on the Group’s expected credit loss allowance if the weights of the upside or downside scenarios is assumed to be 100% while holding all other assumptions constant is as follows:

	Sensitivity: Change amount for provisions (In millions of won)
	Upside(100%)	Downside(100%)
Shinhan Bank	(3,332)	26,507	Forward-looking information update
Shinhan Card	(24,109)	35,205

i-5) Measurement of expected credit losses

Key variables used in measuring expected credit losses are as follows:

•	Probability of default (“PD”)

•	Loss given default (“LGD”)

•	Exposure at default (“EAD”)

These variables have been estimated from historical experience data by using the statistical techniques developed internally by the Group and have been adjusted to reflect forward-looking information.

Estimates of PD over a specified period are estimated by reflecting characteristics of counterparties and their exposure, based on a statistical model at a specific point of time. The Group uses its own information to develop a statistical credit assessment model used for the estimation, and additional information observed in the market is considered for some portfolios such as a group of large corporates. When a counterparty or exposure is concentrated in specific grades, the method of measuring PD for those grades would be adjusted, and the PD by grade is estimated by considering contract expiration of the exposure.

LGD refers to the expected loss if a borrower defaults. The Group calculates LGD based on the experience recovery rate measured from past default exposures. The model for measuring LGD is developed to reflect type of collateral, seniority of collateral, type of borrower, and cost of recovery. In particular, LGD for retail loan products uses loan to value (LTV) as a key variable. The recovery rate reflected in the LGD calculation is based on the present value of recovery amount, discounted at the effective interest rate.

EAD refers to the expected exposure at the time of default. The Group derives EAD reflecting a rate at which the current exposure is expected to be used additionally up to the point of default within the contractual limit. EAD of financial assets is equal to the total carrying amount of the asset, and EAD of loan commitments or financial guarantee contracts is calculated as the sum of the amount expected to be used in the future.

In measuring expected credit losses on financial assets, the Group uses the contractual maturity as the period subject to expected credit loss measurement. The contractual maturity is computed taking into account the extension right held by the borrower.

Risk factors of PD, LGD and EAD are collectively estimated according to the following criteria:

•	Type of products

•	Internal credit risk rating

•	Type of collateral

•	Loan to value (“LTV”)

•	Industry that the borrower belongs to

•	Location of the borrower or collateral

•	Days of delinquency

The criteria classifying groups is periodically reviewed to maintain homogeneity of the group and adjusted if necessary. The Group uses external benchmark information to supplement internal information for a particular portfolio that did not have sufficient internal data accumulated from the past experience.

i-6) Write-off of financial assets

The Group writes off a portion of or entire loan or debt security that is not expected to receive its principal and interest. In general, the Group conducts write-off when it is deemed that the borrower has no sufficient resources or income to repay the principal and interest. Such determination on write-off is carried out in accordance with the internal rules of the Group and is carried out with the approval of an external institution, if necessary. Apart from write-off, the Group may continue to exercise its right of collection under its own recovery policy even after the write-off of financial assets.

ii) Maximum exposure to credit risk

Exposure to credit risk is the exposure related to due from banks, loans, investments in debt securities, derivative transactions, off-balance sheet accounts such as loan commitment. The exposures of due from banks and loans are classified into government, bank, corporation or retail based on the exposure classification criteria of BASEL III credit risk weights, and the net carrying amount, excluding provisions, is presented as the maximum amount that can be exposed by credit risk.

The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2019 and 2020 is as follows:

	2019		2020
Due from banks and loans at amortized cost (*1)(*3):
Banks	~~W~~	12,950,561	17,016,263
Retail		152,840,826	170,314,316
Government/Public sector/Central bank		19,461,567	24,778,332
Corporations		140,718,619	152,895,324
Card receivable		23,114,264	22,822,546

		349,085,837	387,826,781

Due from banks and loans at fair value through profit or loss (*3):
Banks		897,525	93,109
Corporations		2,154,821	1,986,804

		3,052,346	2,079,913

Securities at fair value through profit or loss		48,512,857	55,275,031
Securities at fair value through other comprehensive income		58,573,094	57,409,433
Securities at amortized cost (*1)		45,582,065	47,282,623
Derivative assets		2,829,274	5,633,915
Other financial assets (*1)(*2)		17,477,778	20,341,191
Financial guarantee contracts		4,698,558	4,481,506
Loan commitments and other credit liabilities		177,660,547	187,067,821

	~~W~~	707,472,356	767,398,214

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Other financial assets mainly comprise of receivables, accrued income, secured key money deposits, prepayment, and domestic exchange settlement debit settled in a day.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).

iii) The maximum amount of exposure to credit risk by type of collateral as of December, 31, 2019 and 2020 is as follows:

	2019
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	12,232,197	3,756,006	64,386	16,052,589
Deposits and Savings		1,058,353	266,407	2,437	1,327,197
Property and equipment		1,021,002	307,502	12,840	1,341,344
Real estate		128,098,318	14,932,637	370,361	143,401,316
Securities		3,340,337	137,105	—	3,477,442
Others		5,035,192	4,437	364	5,039,993

Total	~~W~~	150,785,399	19,404,094	450,388	170,639,881

	2020
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	36,355,387	5,944,417	185,777	42,485,581
Deposits and Savings		1,258,934	313,723	1,509	1,574,166
Property and equipment		1,301,810	324,098	12,341	1,638,249
Real estate		109,092,694	13,914,172	311,946	123,318,812
Securities		2,181,874	108,718	88,025	2,378,617
Others		4,830,557	—	1,943	4,832,500

Total	~~W~~	155,021,256	20,605,128	601,541	176,227,925

iv) Impairment information by credit risk of financial assets

Details of impaired financial assets due to credit risk as of December 31, 2019 and 2020 are as follows:

	2019
	12-month expected loss			Life time expected loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	11,703,863	1,179,294	77,675	1,804	—	12,962,636	(12,075)	12,950,561	57,087
Retail		136,124,712	7,443,675	5,694,210	3,608,216	476,897	153,347,710	(506,884)	152,840,826	87,826,564
Government/Public sector/Central bank		19,274,854	111,987	80,648	—	—	19,467,489	(5,922)	19,461,567	—
Corporations		85,202,285	32,112,103	10,219,343	13,546,622	956,772	142,037,125	(1,318,506)	140,718,619	77,732,792
Card receivable		17,161,184	2,249,276	1,879,073	2,233,942	444,311	23,967,786	(853,522)	23,114,264	8,728

		269,466,898	43,096,335	17,950,949	19,390,584	1,877,980	351,782,746	(2,696,909)	349,085,837	165,625,171

Securities at fair value through other comprehensive income (*)		49,276,299	9,057,701	—	239,094	—	58,573,094	—	58,573,094	—
Securities at amortized cost		44,296,882	1,271,681	23,272	—	—	45,591,835	(9,770)	45,582,065	—

	~~W~~	363,040,079	53,425,717	17,974,221	19,629,678	1,877,980	455,947,675	(2,706,679)	453,240,996	165,625,171

	2020
	12-month expected loss			Life time expected loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	14,935,722	1,996,948	87,084	10,027	—	17,029,781	(13,518)	17,016,263	29,994
Retail		152,159,976	8,385,069	6,062,587	3,686,863	574,354	170,868,849	(554,533)	170,314,316	91,711,254
Government/Public sector/Central bank		23,849,701	834,912	96,183	1,748	—	24,782,544	(4,212)	24,778,332	9,000
Corporations		93,740,349	34,637,533	11,391,410	13,758,332	982,037	154,509,661	(1,614,337)	152,895,324	83,580,715
Card receivable		16,995,332	2,304,536	1,754,723	2,197,877	454,451	23,706,919	(884,373)	22,822,546	6,845

		301,681,080	48,158,998	19,391,987	19,654,847	2,010,842	390,897,754	(3,070,973)	387,826,781	175,337,808

Securities at fair value through other comprehensive income (*)		48,506,057	8,636,241	—	267,135	—	57,409,433	—	57,409,433	—
Securities at amortized cost		45,888,769	1,404,340	—	—	—	47,293,109	(10,486)	47,282,623	—

	~~W~~	396,075,906	58,199,579	19,391,987	19,921,982	2,010,842	495,600,296	(3,081,459)	492,518,837	175,337,808

(*)

Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 28,236 million and ~~W~~ 23,171 million as of December 31, 2019 and 2020.

v) Credit risk exposures per credit grade of off-balance items

Credit risk exposures per credit grade of off-balance items as of December 31, 2019 and 2020 are as follows:

	2019
	Grade 1		Grade 2	Impaired	Total
Financial guarantee:
12 months expected credit loss	~~W~~	2,805,417	1,495,091	—	4,300,508
Life time expected credit loss		248,544	148,696	—	397,240
Impaired		—	—	810	810

		3,053,961	1,643,787	810	4,698,558

Loan commitment and other credit line
12 months expected credit loss		146,010,944	21,044,977	—	167,055,921
Life time expected credit loss		7,850,945	2,730,143	—	10,581,088
Impaired		—	—	23,538	23,538

		153,861,889	23,775,120	23,538	177,660,547

	~~W~~	156,915,850	25,418,907	24,348	182,359,105

	2020
	Grade 1		Grade 2	Impaired	Total
Financial guarantee:
12-month expected credit loss	~~W~~	2,884,641	1,110,945	—	3,995,586
Life time expected credit loss		308,785	176,977	—	485,762
Impaired		—	—	158	158

		3,193,426	1,287,922	158	4,481,506

Loan commitment and other credit line
12-month expected credit loss		156,787,448	20,715,236	—	177,502,684
Life time expected credit loss		6,738,016	2,822,003	—	9,560,019
Impaired		—	—	5,118	5,118

		163,525,464	23,537,239	5,118	187,067,821

		~~W~~166,718,890	24,825,161	5,276	191,549,327

vi) Credit qualities are classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Individuals	Probability of default below 2.25% for each pool	Probability of default 2.25% or above for each pool
Government/Public agency/Central bank	OECD sovereign credit rating of 6 or above	OECD sovereign credit rating of below 6
Banks and Corporations (Credit card bonds)	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+
Card receivables (Individuals)	Behavior scoring system of 7 grade or above	Behavior scoring system of below 7 grade

vii) Credit risk exposures per credit quality of derivative assets

Credit quality of derivative assets as of December 31, 2019 and 2020 are as follows:

	2019		2020
Grade 1	~~W~~	2,377,548	4,994,809
Grade 2		451,726	639,106

	~~W~~	2,829,274	5,633,915

(*)	Credit quality of derivative assets is classified based on the internal credit ratings.

viii) Concentration by geographic location

An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2019 and 2020 are as follows:

	2019
	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	5,124,738	1,263,568	423,788	289,233	203,166	1,068,822	2,816,320	1,760,926	12,950,561
Retail		144,700,885	371,602	5,444	3,888,964	1,548	1,612,761	1,211,857	1,047,765	152,840,826
Government		16,805,176	529,096	—	1,080,381	—	140,960	445,526	460,428	19,461,567
Corporations		122,926,428	3,116,777	187,856	3,403,806	99,083	2,140,573	2,758,888	6,085,208	140,718,619
Card receivable		22,916,799	9,068	321	2,233	214	141,844	25,513	18,272	23,114,264

		312,474,026	5,290,111	617,409	8,664,617	304,011	5,104,960	7,258,104	9,372,599	349,085,837

Deposits and loans at FVTPL
Bank		177,713	719,812	—	—	—	—	—	—	897,525
Corporations		2,146,949	—	—	—	—	—	—	7,872	2,154,821

		2,324,662	719,812	—	—	—	—	—	7,872	3,052,346

Securities measured at FVTPL		45,635,765	1,662,249	194,591	49,067	6,346	21,625	220,837	722,377	48,512,857
Securities at FVOCI		53,939,143	1,955,627	97,710	195,165	93,769	294,095	798,068	1,199,517	58,573,094
Securities at amortized cost		42,927,646	769,884	—	163,112	—	604,019	40,741	1,076,663	45,582,065

	~~W~~	457,301,242	10,397,683	909,710	9,071,961	404,126	6,024,699	8,317,750	12,379,028	504,806,199

	2020
	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,990,520	823,698	156,002	784,538	316,293	1,166,397	2,889,115	3,889,700	17,016,263
Retail		161,434,788	392,499	6,724	4,124,680	2,386	1,780,361	1,329,067	1,243,811	170,314,316
Government		20,998,640	952,215	—	1,418,805	121,663	209,395	441,863	635,751	24,778,332
Corporations		133,827,181	3,278,234	435,135	3,796,824	103,647	2,319,327	3,039,177	6,095,799	152,895,324
Card receivable		22,614,285	8,867	351	1,983	194	152,141	27,926	16,799	22,822,546

		345,865,414	5,455,513	598,212	10,126,830	544,183	5,627,621	7,727,148	11,881,860	387,826,781

Deposits and loans at FVTPL
Bank		61,476	31,633	—	—	—	—	—	—	93,109
Corporations		1,057,690	466,812	—	19,807	—	744	—	441,751	1,986,804

		1,119,166	498,445	—	19,807	—	744	—	441,751	2,079,913

Securities measured at FVTPL		51,574,884	2,129,355	198,567	46,086	4,486	24,539	168,863	1,128,251	55,275,031
Securities at FVOCI		53,386,556	1,464,611	112,001	221,917	36,412	172,904	886,080	1,128,952	57,409,433
Securities at amortized cost		44,537,890	723,287	—	243,592	—	710,106	45,121	1,022,627	47,282,623

	~~W~~	496,483,910	10,271,211	908,780	10,658,232	585,081	6,535,914	8,827,212	15,603,441	549,873,781

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

ix) Concentration by industry sector

An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2019 and 2020 is as follows:

	2019
	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	12,461,379	—	—	—	—	—	489,182	—	12,950,561
Retail		—	—	—	—	—	—	—	152,840,826	152,840,826
Government/Public sector/Central bank		19,342,308	—	—	2,295	—	—	116,964	—	19,461,567
Corporations		9,456,194	44,781,794	17,004,407	30,029,000	3,485,602	6,003,383	29,958,239	—	140,718,619
Card receivable		39,003	212,863	170,873	49,000	41,664	23,397	22,427,544	149,920	23,114,264

		41,298,884	44,994,657	17,175,280	30,080,295	3,527,266	6,026,780	52,991,929	152,990,746	349,085,837

Due from banks and loans at FVTPL:
Banks		897,525	—	—	—	—	—	—	—	897,525
Corporations		1,301,066	505,198	120,636	7,872	3,500	900	215,649	—	2,154,821

		2,198,591	505,198	120,636	7,872	3,500	900	215,649	—	3,052,346

Securities at fair value through profit or loss		29,826,338	2,466,874	1,112,688	350,720	262,183	75,152	14,418,902	—	48,512,857
Securities at fair value through other comprehensive income		28,673,958	3,500,514	673,614	807,274	1,164,947	12,889	23,739,898	—	58,573,094
Securities at amortized cost		9,930,409	49,876	—	884,072	1,076,086	—	33,641,622	—	45,582,065

	~~W~~	111,928,180	51,517,119	19,082,218	32,130,233	6,033,982	6,115,721	125,008,000	152,990,746	504,806,199

	2020
	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	16,656,030	—	—	—	—	—	360,233	—	17,016,263
Retail		—	—	—	—	—	—	—	170,314,316	170,314,316
Government/Public sector/Central bank		24,671,308	—	—	1,796	—	—	105,228	—	24,778,332
Corporations		10,403,261	48,430,680	18,679,397	35,920,334	3,521,216	6,479,253	29,461,183	—	152,895,324
Card receivable		44,980	169,900	252,537	36,372	38,456	23,150	1,685,293	20,571,858	22,822,546

		51,775,579	48,600,580	18,931,934	35,958,502	3,559,672	6,502,403	31,611,937	190,886,174	387,826,781

Due from banks and loans at FVTPL
Banks		63,112	—	—	29,997	—	—	—	—	93,109
Corporations		1,114,789	641,554	19,210	51,008	3,000	—	157,243	—	1,986,804

		1,177,901	641,554	19,210	81,005	3,000	—	157,243	—	2,079,913

Securities at fair value through profit or loss		34,294,362	2,978,991	1,223,958	574,547	248,399	46,177	15,908,597	—	55,275,031
Securities at fair value through other comprehensive income		26,528,743	3,448,765	577,781	830,988	974,333	22,643	25,026,180	—	57,409,433
Securities at amortized cost		10,361,913	21,750	—	1,053,779	963,348	—	34,881,833	—	47,282,623

	~~W~~	124,138,498	55,691,640	20,752,883	38,498,821	5,748,752	6,571,223	107,585,790	190,886,174	549,873,781

(*)	The composition details by industry are net book value less allowances.

(c)	Market risk

i) Market risk management from trading positions

i-1) Concept of Market risk

Market risk is defined as the risk of loss of trading account position of financial institutions due to changes on market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks.

i-2) Market Risk Management Method

The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risk within a certain level. To this end, the Group sets and operates VaR limits, investment limits, position limits, sensitivity limits, and loss limits from the portfolio to individual desks. These limits are managed daily by the department in charge of risk management, independent from the operating department.

Trading positions refer to securities, foreign exchange positions, and derivative financial instruments held for the purpose of obtaining short-term trading gains. As a method of measuring market risk, VaR (Value at Risk) is typical, and it is a statistical measurement of the potential maximum loss that can occur due to changes in market conditions. VaR calculates the standard method market risk using the Group Market Risk Measurement System (TRMS), and Shinhan Bank and Shinhan Financial Investment use their own internal model market risk calculation system.

Stress tests are conducted to supplement risk measurement by statistical methods and to manage losses that may arise from rapid changes in the economic environment.

Shinhan Bank measures the market risk of linear products, such as stocks and bonds, as well as non-linear products, such as options by applying historical simulation method of 99% confidence level-based VaR. Trading position data is automatically interfaced into measurement system, and the system conducts VaR measurement and manages the limit. In addition, the Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.

Shinhan Investment measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear products, such as options, in details. In addition to the VaR limit, the Shinhan Investment sets and manages issuance and transaction limit, and stop-loss limit for each department.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2019 and 2020 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2019
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	508,039	527,349	479,121	504,948
Stock price risk		191,019	210,589	162,595	210,589
Foreign exchange risk		143,317	151,779	138,543	139,562
Commodity risk		7,691	10,558	4,953	10,558
Option volatility risk		57,972	74,892	39,591	67,160

	~~W~~	908,038	975,167	824,803	932,817

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	525,465	592,668	495,292	592,668
Stock price risk		222,277	240,535	202,036	222,544
Foreign exchange risk		120,088	124,915	113,497	113,497
Commodity risk		13,818	22,982	9,539	9,539
Option volatility risk		8,910	23,224	3,234	3,234

	~~W~~	890,558	1,004,324	823,598	941,482

i-3) Shinhan Bank

The analyses of the ten-day 99% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	21,208	32,430	12,709	28,313
Stock price risk		18,136	49,424	8,171	15,386
Foreign exchange risk (*)		24,727	29,085	22,259	25,910
Option volatility risk		161	325	60	212
Commodity risk		15	104	—	10
Portfolio diversification effect					(21,879)

	~~W~~	47,925	81,553	31,482	47,952

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	41,165	56,950	28,322	42,867
Stock price risk		27,077	66,254	7,545	7,893
Foreign exchange risk (*)		65,309	83,335	27,668	69,024
Option volatility risk		305	1,073	114	138
Commodity risk		13	170	—	1
Portfolio diversification effect					(25,310)

	~~W~~	106,030	154,487	49,486	94,613

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.

i-4) Shinhan Card

The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2019, and 2020, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2019
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	1,417	2,000	1,000	2,000

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,034	2,400	1,900	2,400

(*)	Foreign subsidiaries are excluded from the calculation.

i-5) Shinhan Investment

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	13,725	20,857	5,671	11,946
Stock price risk		31,330	74,421	15,449	25,691
Foreign exchange risk		4,107	37,970	368	4,369
Option volatility risk		9,889	31,711	2,504	9,876
Portfolio diversification effect					(15,150)

	~~W~~	38,262	85,597	5,780	36,732

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	20,512	30,903	12,076	23,551
Stock price risk		26,136	51,509	2,412	36,573
Foreign exchange risk		12,477	46,970	632	15,557
Option volatility risk		43,324	162,008	2,894	57,924
Portfolio diversification effect					(38,397)

	~~W~~	75,226	187,985	18,648	95,208

i-6) Shinhan Life Insurance Co., Ltd.

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	1,853	8,856	313	600
Stock price risk		5,015	6,520	4,374	4,978
Foreign exchange risk		1,581	3,434	3	2,050
Option volatility risk		316	632	124	472

	~~W~~	8,765	19,442	4,814	8,100

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,967	6,934	354	619
Stock price risk		10,953	16,592	4,481	13,742
Foreign exchange risk		10,485	21,588	4,665	13,669
Option volatility risk		433	1,096	40	1,089

	~~W~~	24,838	46,210	9,540	29,119

i-7) Orange Life Insurance Co., Ltd.

The analyses of the ten-day 99.9% confidence level-based VaR for managing market risk for trading positions of Orange Life Insurance as of and for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Average		Maximum	Minimum	December 31
Foreign exchange risk	~~W~~	18,578	23,614	12,577	16,710

	2020
	Average		Maximum	Minimum	December 31
Foreign exchange risk	~~W~~	17,064	19,597	10,172	17,964
Option volatility risk		73	84	7	73

	~~W~~	17,137	19,681	10,179	18,037

ii) Interest rate risk management from non-trading positions

ii-1) Principle

Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. The Group manages net interest income or changes in net asset value that occur due to changes in interest rates by early predicting the factors of interest rate risk fluctuation related to the Group’s net interest income and net asset value through the interest rate risk management.

ii-2) Managements

Shinhan Financial Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.

One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net earnings calculation for the immediately following one-year period, in each case, as a result of negative movements in interest rates.

The precision of risk management system differs by each subsidiary. Interest rate VaR and interest rate EaR are measured by internal method or IRRBB (Interest Rate Risk In The Banking Book), and interest rate risk limits are set and monitored based on the interest rate VaR. In accordance with the amendments in Regulations for Supervision of Financial Holding Companies, the Group measures the interest rate risk using the Basel III based IRRBB, which measures the interest rate risk more precisely than the existing BIS standard framework by segmenting maturities of interest rates, reflecting customer behaviour models and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate VaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario is applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB. ((KRW) Parallel ± 300bp, Short Term ± 400bp, Long Term ± 200bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 150bp) In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as Δ EVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.

Since impacts of each subsidiary on changes of interest rates are differentiated by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.

In particular, through its ALM (Asset and Liability Management) system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and NPV (Net Present Value) and NII (Net Interest Income) simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate EaR (Earnings at Risk) limits and interest rate gap ratio limits.

The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2019 and 2020 are as follows:

ii-3) Shinhan Bank

	2019		2020
ΔEVE (*1)	~~W~~	369,944	468,327
ΔNII (*2)		161,385	115,221

ii-4) Shinhan Card

	2019		2020
ΔEVE (*1)	~~W~~	696,505	463,647
ΔNII (*2)		554,499	594,210

ii-5) Shinhan Investment

	2019		2020
ΔEVE (*1)	~~W~~	77,436	209,929
ΔNII (*2)		127,476	89,925

ii-6) Shinhan Life Insurance

	2019		2020
ΔEVE (*1)	~~W~~	4,831,042	4,140,109
ΔNII (*2)		77,000	46,073

ii-7) Orange Life Insurance Co., Ltd.

	2019		2020
ΔEVE (*1)	~~W~~	2,800,603	2,007,029
ΔNII (*2)		46,372	38,733

(*1)

ΔEVE is the economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.

iii) Foreign exchange risk

Exposure to foreign exchange risk can be defined as the difference (net position) between assets and liabilities presented in foreign currency, including derivative financial instruments linked to foreign exchange rate. Foreign exchange risk is a factor that causes market risk of the trading position and is managed by the Group under the market risk management system.

The management of Shinhan Bank’s foreign exchange position is centralized at the FX & Derivatives Department. Dealers in the FX & Derivatives Department manage Shinhan Bank’s overall position within the set limits through spot trading, forward contracts, currency options, futures and swaps and foreign exchange swaps. Shinhan Bank sets a limit for net open positions by currency and the limits for currencies other than the U.S. dollars (USD), Japanese yen (JPY), Euros (EUR) and Chinese yuan (CNY) are set in order to minimize exposures from the other foreign exchange trading.

Foreign currency denominated assets and liabilities as of December 31, 2019 and 2020 are as follows:

	2019
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,235,225	1,532,661	354,686	1,714,524	1,715,443	9,552,539
Due from banks at FVTPL		719,812	—	—	—	—	719,812
Loan receivables measured at FVTPL		479,950	—	7,872	—	—	487,822
Loan at amortized cost		18,275,153	8,256,756	955,836	3,350,557	7,960,731	38,799,033
Securities at FVTPL		5,391,450	32,565	303,917	—	357,018	6,084,950
Derivative assets		342,120	1,403	16,922	391	80,506	441,342
Securities at FVOCI		4,775,714	83,713	337,573	436,236	917,335	6,550,571
Securities at amortized cost		1,392,901	183,133	67,080	40,769	1,482,574	3,166,457
Other financial assets		3,176,509	136,419	171,080	380,955	462,734	4,327,697

	~~W~~	38,788,834	10,226,650	2,214,966	5,923,432	12,976,341	70,130,223

Liabilities:
Deposits	~~W~~	14,658,624	9,057,393	843,946	4,426,507	6,906,741	35,893,211
Financial liabilities at FVTPL		—	—	—	—	474,080	474,080
Derivative liabilities		320,176	6,466	20,833	1,163	15,564	364,202
Borrowings		8,938,762	347,881	190,366	407,767	139,658	10,024,434
Debt securities issued		7,882,293	319,041	960,890	—	1,526,661	10,688,885
Financial liabilities designated at FVTPL		1,444,254	—	—	—	—	1,444,254
Other financial liabilities		4,391,046	155,736	125,172	567,860	978,153	6,217,967

	~~W~~	37,635,155	9,886,517	2,141,207	5,403,297	10,040,857	65,107,033

Net assets	~~W~~	1,153,679	340,133	73,759	520,135	2,935,484	5,023,190
Off-balance derivative exposure		(1,335,794)	(160,734)	273,571	(114,015)	(844,534)	(2,181,506)

Net position	~~W~~	(182,115)	179,399	347,330	406,120	2,090,950	2,841,684

	2020
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,729,453	1,988,215	402,137	798,053	3,053,388	10,971,246
Due from banks at FVTPL		31,633	—	—	—	—	31,633
Loan receivables measured at FVTPL		745,277	19,807	91,503	—	—	856,587
Loan at amortized cost		21,435,678	9,076,702	1,296,284	4,130,855	8,987,453	44,926,972
Securities at FVTPL		4,426,257	2,574	455,769	—	316,468	5,201,068
Derivative assets		913,778	21,531	50,842	1,100	114,055	1,101,306
Securities at FVOCI		3,868,880	149,718	222,547	460,681	1,000,855	5,702,681
Securities at amortized cost		1,273,204	240,619	69,132	45,151	1,588,358	3,216,464
Other financial assets		2,180,140	284,695	177,538	336,325	559,805	3,538,503

	~~W~~	39,604,300	11,783,861	2,765,752	5,772,165	15,620,382	75,546,460

Liabilities:
Deposits	~~W~~	17,542,371	10,136,700	991,501	4,650,406	8,438,144	41,759,122
Financial liabilities at FVTPL		—	—	—	—	544,916	544,916
Derivative liabilities		558,064	10,819	33,940	858	105,134	708,815
Borrowings		8,431,144	810,819	306,829	163,454	692,305	10,404,551
Debt securities issued		8,417,214	87,504	933,570	—	1,652,835	11,091,123
Financial liabilities designated at FVTPL		1,068,245	—	—	—	—	1,068,245
Other financial liabilities		3,479,117	123,510	250,428	564,623	843,635	5,261,313

	~~W~~	39,496,155	11,169,352	2,516,268	5,379,341	12,276,969	70,838,085

Net assets	~~W~~	108,145	614,509	249,484	392,824	3,343,413	4,708,375
Off-balance derivative exposure		438,469	(166,923)	187,408	44,764	(896,933)	(393,215)

Net position	~~W~~	546,614	447,586	436,892	437,588	2,446,480	4,315,160

(d)	Liquidity risk

Liquidity risk refers to the risk of unexpected losses (such as the disposal of assets abnormal pricing, the procurement of high interest rates, etc.) or insolvency due to inconsistency in funding periods between assets and liabilities or a sudden outflow of funds.

Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity and by ensuring that it maintains an appropriate level of liquidity through systematic management. At the Group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the group-specific internal crisis, crisis in the external market and a combination of internal and external crisis. Therefore, the Group is checking the liquidity side for abnormalities in preparation for the usual crisis.

In addition, in order to pre-emptively and comprehensively manage liquidity risk, the Group measures and monitors liquidity risk management using various indices, including the ‘limit management index’, ‘early warning index’ and ‘monitoring index’.

Shinhan Bank applies the following basic principles for liquidity risk management:

•	Raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	Maintain risk at appropriate levels and preemptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	Secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	Monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	Conduct periodic contingency analysis in anticipation of any potential liquidity crisis and establish and implement emergency plans in case of a crisis actually happening; and

•

Consider liquidity-related costs, benefits of and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

Shinhan Card sets and operates a level that can withstand a 3-month credit crunch for end-of-month liquidity. The Group defines and manages the level of caution, anxiety and risk for the real-life liquidity gap ratio, liquidity buffer ratio, and ABS weight compared to borrowings. A contingency plan has been established to prepare for a crisis.

The details of the composition of non-derivative financial instruments and derivative financial instruments by remaining period are as of December 31, 2019 and 2020 are as follows:

	2019
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	25,543,400	1,039,822	421,453	1,145,323	50,070	249,503	28,449,571
Due from banks at fair value through profit or loss		130,780	150,217	594,643	21,885	—	—	897,525
Loans at fair value through profit or loss		29,961	783,429	12,638	142,756	773,305	488,326	2,230,415
Loans at amortized cost		28,857,297	36,706,993	46,672,732	74,931,639	103,334,861	70,169,035	360,672,557
Securities at fair value through profit or loss		39,736,655	1,852,680	728,518	1,120,791	2,716,677	3,774,694	49,930,015
Securities at fair value through other comprehensive income		57,317,802	—	—	40,145	30,195	2,111,220	59,499,362
Securities at amortized cost		1,214,108	2,015,590	1,704,574	2,098,374	17,491,024	32,951,459	57,475,129
Other financial assets		13,291,239	122,258	122,893	562,793	249,166	3,122,107	17,470,456

	~~W~~	166,121,242	42,670,989	50,257,451	80,063,706	124,645,298	112,866,344	576,625,030

Liabilities:
Deposits (*2)	~~W~~	149,773,324	31,415,213	38,077,790	61,746,589	14,972,484	3,590,916	299,576,316
Financial liabilities at fair value through profit or loss		1,558,186	1,096	12,095	17,997	48,609	—	1,637,983
Borrowings		15,314,322	3,690,803	3,608,178	4,028,183	5,244,109	3,002,243	34,887,838
Debt securities issued		5,367,601	4,370,308	4,876,333	8,945,916	49,804,651	6,467,621	79,832,430
Financial liabilities designated at fair value through profit or loss		487,743	110,965	678,041	1,651,198	5,414,944	1,066,565	9,409,456
Other financial liabilities		23,504,746	118,689	253,779	510,768	416,868	3,449,392	28,254,242

	~~W~~	196,005,922	39,707,074	47,506,216	76,900,651	75,901,665	17,576,737	453,598,265

Off balance (*4):
Finance guarantee contracts	~~W~~	4,698,558	—	—	—	—	—	4,698,558
Loan commitments and other		178,516,047	—	—	—	—	—	178,516,047

	~~W~~	183,214,605	—	—	—	—	—	183,214,605

Derivatives:
Derivatives	~~W~~	407,885	9,640	34,228	18,196	160,292	176,976	807,217

	2020
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	30,486,441	845,977	501,733	860,975	4,467	516,661	33,216,254
Due from banks at fair value through profit or loss		63,113	—	—	—	—	—	63,113
Loans at fair value through profit or loss		31,100	689,261	46,369	117,820	310,954	880,595	2,076,099
Loans at amortized cost		30,170,280	38,040,760	52,331,623	82,840,301	119,243,663	69,258,709	391,885,336
Securities at fair value through profit or loss		44,779,587	1,413,545	571,552	1,160,406	3,384,948	4,729,943	56,039,981
Securities at fair value through other comprehensive income		55,002,284	10,740	207	414	79,640	3,321,488	58,414,773
Securities at amortized cost		385,809	2,070,392	1,202,211	3,649,376	19,054,766	34,889,104	61,251,658
Other financial assets		15,451,455	102,714	138,116	287,473	231,608	1,571,561	17,782,927

	~~W~~	176,370,069	43,173,389	54,791,811	88,916,765	142,310,046	115,168,061	620,730,141

Liabilities:
Deposits (*2)	~~W~~	187,299,944	28,357,521	36,578,825	59,863,780	14,894,480	2,355,459	329,350,009
Financial liabilities at fair value through profit or loss		1,409,608	794	7,042	2,785	18,870	—	1,439,099
Borrowings		14,670,192	3,783,621	2,920,338	5,463,070	10,692,374	4,392,815	41,922,410
Debt securities issued		5,872,508	6,261,775	5,039,503	11,457,246	43,712,609	6,454,265	78,797,906
Financial liabilities designated at fair value through profit or loss		596,675	221,857	336,784	1,277,802	5,043,549	979,057	8,455,724
Other financial liabilities		29,128,836	97,138	151,655	542,221	643,043	75,813	30,638,706

	~~W~~	238,977,763	38,722,706	45,034,147	78,606,904	75,004,925	14,257,409	490,603,854

Off balance (*4):
Finance guarantee contracts	~~W~~	4,481,506	—	—	—	—	—	4,481,506
Loan commitments and other		187,536,416	—	—	19,900	—	—	187,556,316

	~~W~~	192,017,922	—	—	19,900	—	—	192,037,822

Derivatives:
Derivatives	~~W~~	419,951	29,829	75,483	149,274	103,770	101,072	879,379

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~116,282,706 million and ~~W~~148,725,197million as of December 31, 2019 and 2020 are included in the ‘Less than 1 month’ category, respectively.
(*3)	Financial instruments held for trading measured at market price are included in the ‘Less than 1 month’ category.
(*4)

Financial guarantees such as financial guarantee contracts and loan commitments and other credit contributions provided by the Group are classified based on the earliest date at which the Group should fulfill the obligation under the guarantee when the counterparty requests payment.

(e)	Measurement of fair value

The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications. If the market for a financial instrument is not active, such as OTC (Over The Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service.

The Group uses its judgment to select a variety of methods and make rational assumptions that are mainly based on market conditions existing at the end of each reporting period. The fair value of financial instruments is determined using valuation techniques; a method of using recent transactions between independent parties with reasonable judgment and willingness to trade, a method of referring to the current fair value of other financial instruments that are substantially identical, discounted cash flow model and option pricing models. For example, the fair value of an interest rate swap is calculated as the present value of the expected future cash flows, and the fair value of foreign exchange forwarding contract is calculated by applying the public forward exchange rate at the end of the reporting period.

The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2019 and 2020 are as follows:

	2019
	Level 1		Level 2	Level 3	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	66,870	830,655	897,525
Loan receivables measured at FVTPL		—	686,446	1,468,375	2,154,821
Financial assets at FVTPL:
Debt securities and other securities		6,304,161	33,145,583	8,951,398	48,401,142
Equity securities		890,714	195,395	511,831	1,597,940
Gold/silver deposits		111,715	—	—	111,715

		7,306,590	33,340,978	9,463,229	50,110,797

Derivative assets:
Trading		35,711	2,088,307	462,050	2,586,068
Hedging		—	240,430	2,776	243,206

		35,711	2,328,737	464,826	2,829,274

Securities measured at FVOCI:
Debt securities		16,892,704	41,645,124	35,266	58,573,094
Equity securities		183,107	—	624,852	807,959

		17,075,811	41,645,124	660,118	59,381,053

	~~W~~	24,418,112	78,068,155	12,887,203	115,373,470

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	1,164,697	—	—	1,164,697
Gold/silver deposits		467,760	—	—	467,760

		1,632,457	—	—	1,632,457

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities		—	897,967	8,511,489	9,409,456
Derivative liabilities:
Trading		46,854	1,834,930	119,220	2,001,004
Hedging		—	112,258	189,750	302,008

		46,854	1,947,188	308,970	2,303,012

	~~W~~	1,679,311	2,845,155	8,820,459	13,344,925

	2020
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	—	63,112	63,112
Loan receivables measured at FVTPL (*1)		—	708,111	1,308,690	2,016,801
Financial assets at FVTPL:
Debt securities and other securities (*2)		7,029,453	39,335,739	8,721,500	55,086,692
Equity securities		693,816	210,230	832,413	1,736,459
Gold/silver deposits		188,339	—	—	188,339

		7,911,608	39,545,969	9,553,913	57,011,490

Derivative assets:
Trading		125,339	4,623,218	408,855	5,157,412
Hedging		—	475,708	795	476,503

		125,339	5,098,926	409,650	5,633,915

Securities measured at FVOCI:
Debt securities		17,515,390	39,861,238	32,805	57,409,433
Equity securities		172,403	49,673	684,603	906,679

		17,687,793	39,910,911	717,408	58,316,112

	~~W~~	25,724,740	85,263,917	12,052,773	123,041,430

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	897,129	—	—	897,129
Gold/silver deposits		539,565	—	—	539,565

		1,436,694	—	—	1,436,694

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	314,220	8,141,504	8,455,724
Derivative liabilities:
Trading		161,628	4,431,080	87,356	4,680,064
Hedging		—	233,684	102,819	336,503

		161,628	4,664,764	190,175	5,016,567

	~~W~~	1,598,322	4,978,984	8,331,679	14,908,985

(*1)

Of the Financial assets at FVTPL invested by the Group, P-note’s valuation of amount related to Lime Asset Management is ~~W~~161.2 billion. As of December 31, 2020, in this regard, disputes between companies are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)

Financial instruments (Beneficiary certificates: ~~W~~211.7 billion and derivatives-combined securities: ~~W~~211.7 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)

The valuation amount for the over-the-counter derivatives classified as Level 3 by Shinhan Investment Corp. are ~~W~~204,608 million in financial assets at FVTPL, ~~W~~8,141,504 million in financial liabilities designated at fair value through profit or loss, ~~W~~405,313 million in derivative assets, and ~~W~~83,269 million in derivative liabilities. The above level 3 over-the-counter derivatives measure fair value using the internal valuation model of Shinhan Investment Corp. The material unobservable inputs used for internal valuation models of Shinhan Investment Corps. are volatility of underlying assets and correlation.

i-2)	Classification of financial instruments as fair value level 3

The Group uses the evaluation value from evaluators who are qualified and external independent to determine the fair value for Group’s assets at the end of each reporting period. Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
Beginning balance	~~W~~	7,122,565	550,505	(6,833,737)	(526,223)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		61,738	1,461	(826,594)	591,332
Recognized in other comprehensive income (loss) for the year		125,037	34,716	(13,654)	—

		186,775	36,177	(840,248)	591,332
Purchase		5,941,978	103,564	—	2,221
Issue		—	—	(8,821,680)	—
Settlement		(2,332,781)	(22,842)	7,984,176	88,312
Reclassification		—	(7,286)	—	—
Transfer to level3 (*2)		162,906	—	—	248
Transfer from level3 (*2)		(27,075)	—	—	(34)
Business combination		707,891	—	—	—

Ending balance	~~W~~	11,762,259	660,118	(8,511,489)	155,856

	2020
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
Beginning balance	~~W~~	11,762,259	660,118	(8,511,489)	155,856
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		(59,931)	(2,094)	(196,743)	136,386
Recognized in other comprehensive income (loss) for the year		69,819	(2,521)	(9,689)	—

		9,888	(4,615)	(206,432)	136,386
Purchase		4,461,802	61,919	—	1,171
Issue		—	—	(9,043,503)	—
Settlement		(5,231,666)	(14)	9,928,472	(74,584)
Reclassification (*3)		(377,641)	—	—	—
Transfer to level3 (*2)		358,123	—	(308,552)	625
Transfer from level3 (*2)		(57,513)	—	—	21
Business combination (Note 47)		463	—	—	—

Ending balance	~~W~~	10,925,715	717,408	(8,141,504)	219,475

(*1)

Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2019 and 2020 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2019
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain (loss) on financial assets at fair value through profit or loss	~~W~~	544,849	23,912
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(826,594)	(66,113)
Net gain (loss) on securities at fair value through other comprehensive income		1,461	1,191
Other operating expenses		108,221	109,547

	~~W~~	(172,063)	68,537

	2020
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain (loss) on financial assets at fair value through profit or loss	~~W~~	(8,304)	(180,419)
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(196,743)	189,885
Net gain (loss) on securities at fair value through other comprehensive income		(2,094)	(2,094)
Other operating expenses		84,759	19,495

	~~W~~	(122,382)	26,867

(*2)

The investment securities transferred to Level 3 as the availability of observable market data changed due to reasons such as suspension of trading, and the derivative instruments transferred to Level 3 as the availability of observable market data changed due to reasons such as changes in the valuation.

(*3)	It has been replaced by investment assets in associates.

i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2019 and 2020 are as follows:

	2019
Type of financial instrument	Valuation technique	Carrying Value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	33,898,899	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		195,395	Price of underlying assets such as stocks, bonds

			34,094,294

Derivative assets
Trading	Option model, DCF		2,088,307	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			240,430

			2,328,737

Securities at fair value through other comprehensive income	DCF		41,645,124	Discount rate, growth rate and price of underlying assets such as stock, bonds

		~~W~~	78,068,155

Liabilities
Financial liabilities designated at fair value through profit or loss
Borrowings	DCF	~~W~~	897,967	Discount rate
Derivative liabilities
Trading	Option model, DCF		1,834,930	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			112,258

			1,947,188

		~~W~~	2,845,155

	2020
Type of financial instrument	Valuation technique	Carrying Value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	40,043,850	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		210,230	Price of underlying assets such as stocks, bonds, etc.

			40,254,080

Derivative assets
Trading	Option model, DCF		4,623,218	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			475,708

			5,098,926

Securities at fair value through other comprehensive income
Debt securities	DCF		39,861,238	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.
Equity securities	NAV		49,673

			39,910,911

		~~W~~	85,263,917

Liabilities
Financial liabilities designated at fair value through profit or loss
Complex financial instruments	DCF	~~W~~	314,220	Discount rate
Derivative liabilities
Trading	Option model, DCF		4,431,080	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			233,684

			4,664,764

		~~W~~	4,978,984

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2019 and 2020 are as follows:

	2019
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1)	~~W~~	11,250,428	The volatility of the underlying asset, and Discount rate	0.00%~46.36% 1.14%~30.70%
Equity securities	DCF, NAV		511,831	The volatility of the underlying asset, Correlations, and Discount rate	1.00%~43.00% 5.00%~88.00% 5.06%~15.42%

			11,762,259

Derivative assets
Equity and foreign exchange related	Option model (*1)		145,011	The volatility of the underlying asset, and Correlations	1.51%~56.00% -42.00%~82.00%
Interest rates related	Option model (*1)		30,983	The volatility of the underlying asset, Regression coefficient, and Correlations	0.50%~0.67% 1.30%~1.57% 59.53%
Credit and commodity related	Option model (*1)		288,832	The volatility of the underlying asset, and Correlations	0.00%~39.00% 0.00%~93.00%

			464,826

Securities at fair value through other comprehensive income
Debt securities	DCF		35,266	Discount rate, and Growth rate	7.78%~19.32% 0.00%~2.00%
Equity securities	NAV		624,852

			660,118

		~~W~~	12,887,203

Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	8,511,489	The volatility of the underlying asset, and Correlations	0.00%~140.00% -46.00%~93.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		30,412	The volatility of the underlying asset, and Correlations	0.00%~140.00% 0.00%~78.00%
Interest rates related	Option model (*1)		213,170	The volatility of the underlying asset Regression coefficient, and Correlations	0.00%~55.00% 1.30%~2.77% 45.06%~90.34%
Credit and commodity related	Option model (*1)		65,388	The volatility of the underlying asset, and Correlations	0.00%~109.00% -46.00%~93.00%

			308,970

		~~W~~	8,820,459

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.

(*2)

There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

	2020
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1), Comparable company analysis	~~W~~	10,093,302	The volatility of the underlying asset, Discount rate, and Correlations	5.06%~61.32% 0.35%~27.17% 0.00%~100.0%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		832,413	The volatility of the underlying asset, Discount rate, and Correlations	21.00%~40.00% 5.83%~16.87% 20.00%~79.00%

			10,925,715

Derivative assets
Equity and foreign exchange related	Option model (*1)		113,496	The volatility of the underlying asset, and Correlations	4.30%~127.00% -3.00%~82.00%
Interest rates related	Option model (*1)		23,112	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~1.00% 0.30%~0.58% 26.00%~90.45%
Credit and commodity related	Option model (*1)		273,042	The volatility of the underlying asset, and Correlations	1.00%~40.00% -43.00%~92.00%

			409,650

Securities at fair value through other comprehensive income
Debt securities	DCF, NAV, Option model (*1), Comparable company analysis		32,805	The volatility of the underlying asset, Discount rate, and Growth rate	22.11% 0.05%~19.05% 0.00%~2.00%
Equity securities			684,603

			717,408

		~~W~~	12,052,773

Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	8,141,504	The volatility of the underlying asset, and Correlations	1.00%~127.00% -43.00%~92.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		25,525	The volatility of the underlying asset, and Correlations	4.30%~61.00% -3.00%~82.00%
Interest rates related	Option model (*1)		134,759	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~40.00% 0.30%~0.63% 20.13%~90.34%
Credit and commodity related	Option model (*1)		29,891	The volatility of the underlying asset, and Correlations	1.00%~102.00% -43.00%~92.00%

			190,175

		~~W~~	8,331,679

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)

There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

i-4)	Sensitivity for changing in unobservable inputs

For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2019 and 2020.

	2019
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Financial asset at fair value through profit or loss	~~W~~	44,108	(23,618)
Derivative assets		24,792	(22,184)

Securities at fair value through other comprehensive income (*2)		36,258	(22,183)

	~~W~~	105,158	(67,985)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	55,224	(53,294)
Derivative liabilities		16,830	(22,535)

	~~W~~	72,054	(75,829)

	2020
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1):
Financial asset at fair value through profit or loss	~~W~~	53,821	(48,547)
Derivative assets		23,011	(21,532)
Securities at fair value through other comprehensive income (*2)		26,817	(21,044)

	~~W~~	103,649	(91,123)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	72,042	(71,690)
Derivative liabilities		17,976	(18,368)

	~~W~~	90,018	(90,058)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%) or correlations (-10~10%).

(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%) or growth rate (0~1%).

ii) Financial instruments measured at amortized cost

ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities measured at amortized cost	The minimum price between the Korea Asset Pricing’s valuation, and KIS Pricing’s is used as a fair value.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Other financial assets and other financial liabilities	The carrying amounts are measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.

ii-2)	The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2019 and 2020 are as follows:

	2019			2020
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	25,840,858	25,852,497	31,605,262	31,607,122
Loans measured at amortized cost
Retails		134,510,282	135,620,862	146,843,366	147,634,589
Corporations		159,560,873	160,818,205	177,046,416	178,420,230
Public and other funding loans		3,427,855	3,446,485	4,021,926	4,048,167
Loans between banks		2,629,999	2,644,603	5,487,147	5,495,236
Credit card		23,115,970	23,489,180	22,822,664	23,220,987

		323,244,979	326,019,335	356,221,519	358,819,209

Securities measured at amortized cost
Government bonds		30,385,084	32,242,339	31,816,320	33,391,597
Financial institution bonds		4,770,204	4,882,081	3,835,577	3,987,172
Corporation bonds		10,426,777	10,878,059	11,630,726	12,075,175

		45,582,065	48,002,479	47,282,623	49,453,944

Other financial assets		17,477,778	17,493,331	20,341,191	20,359,778

	~~W~~	412,145,680	417,367,642	455,450,595	460,240,053

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	116,282,707	116,282,707	148,725,197	148,725,197
Time deposits		158,427,447	158,478,949	157,833,891	157,936,969
Certificate of deposit		9,707,791	9,714,806	5,946,704	5,965,139
Issued bill deposit		4,579,587	4,579,425	6,226,937	6,226,855
CMA deposits		3,987,372	3,987,372	4,006,319	4,006,319
Other		1,889,352	1,889,700	3,677,820	3,678,316

		294,874,256	294,932,959	326,416,868	326,538,795

Borrowing debts:
Call-money		712,247	712,247	1,760,042	1,760,042
Bills sold		19,070	19,035	10,706	10,696
Bonds sold under repurchase agreements		9,089,736	9,089,736	11,065,584	11,065,584
Borrowings		25,042,103	25,205,292	28,757,732	28,863,015

		34,863,156	35,026,310	41,594,064	41,699,337

Debts:
Borrowings in Korean won		64,717,212	65,322,413	64,083,920	64,842,258
Borrowings in foreign currency		10,646,152	10,783,027	11,050,474	11,262,332

		75,363,364	76,105,440	75,134,394	76,104,590

Other financial liabilities		28,231,911	27,949,306	34,129,626	34,136,128

	~~W~~	433,332,687	434,014,015	477,274,952	478,478,850

ii-3)

The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2019 and 2020 are as follows:

	2019
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	3,133,425	22,149,706	569,366	25,852,497
Loans measured at amortized cost
Retails		—	—	135,620,862	135,620,862
Corporations		108	—	160,818,097	160,818,205
Public and other funding loans		—	—	3,446,485	3,446,485
Loans between banks		—	960,827	1,683,776	2,644,603
Credit card		—	—	23,489,180	23,489,180

		108	960,827	325,058,400	326,019,335

Securities measured at amortized cost:
Government bonds		20,524,820	11,717,519	—	32,242,339
Financial institution bonds		2,252,484	2,629,597	—	4,882,081
Debentures		—	10,792,000	86,059	10,878,059

		22,777,304	25,139,116	86,059	48,002,479

Other financial assets		526,813	10,813,821	6,152,697	17,493,331

	~~W~~	26,437,650	59,063,470	331,866,522	417,367,642

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	1,053,963	115,216,336	12,408	116,282,707
Time deposits		—	—	158,478,949	158,478,949
Certificate of deposit		—	—	9,714,806	9,714,806
Issued bill deposit		—	—	4,579,425	4,579,425
CMA deposits		—	3,987,372	—	3,987,372
Other		1,747,509	—	142,191	1,889,700

		2,801,472	119,203,708	172,927,779	294,932,959

Borrowing debts:
Call-money		174,000	538,247	—	712,247
Bills sold		—	—	19,035	19,035
Bonds sold under repurchase agreements		6,734,162	—	2,355,574	9,089,736
Borrowings		—	—	25,205,292	25,205,292

		6,908,162	538,247	27,579,901	35,026,310

Debts:
Borrowings in won		—	43,747,553	21,574,860	65,322,413
Borrowings in foreign currency		—	7,535,065	3,247,962	10,783,027

		—	51,282,618	24,822,822	76,105,440

Other financial liabilities		526,685	7,932,723	19,489,898	27,949,306

	~~W~~	10,236,319	178,957,296	244,820,400	434,014,015

	2020
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	779,759	29,957,444	869,919	31,607,122
Loans measured at amortized cost
Retails		—	—	147,634,589	147,634,589
Corporations		—	—	178,420,230	178,420,230
Public and other funding loans		—	—	4,048,167	4,048,167
Loans between banks		—	2,187,270	3,307,966	5,495,236
Credit card		—	—	23,220,987	23,220,987

		—	2,187,270	356,631,939	358,819,209

Securities measured at amortized cost:
Government bonds		22,130,487	11,261,110	—	33,391,597
Financial institution bonds		1,070,220	2,916,952	—	3,987,172
Debentures		—	11,994,724	80,451	12,075,175

		23,200,707	26,172,786	80,451	49,453,944

Other financial assets		—	8,661,345	11,698,433	20,359,778

	~~W~~	23,980,466	66,978,845	369,280,742	460,240,053

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	148,725,197	—	148,725,197
Time deposits		—	—	157,936,969	157,936,969
Certificate of deposit		—	—	5,965,139	5,965,139
Issued bill deposit		—	—	6,226,855	6,226,855
CMA deposits		—	4,006,319	—	4,006,319
Other		—	3,534,696	143,620	3,678,316

		—	156,266,212	170,272,583	326,538,795

Borrowing debts:
Call-money		—	1,760,042	—	1,760,042
Bills sold		—	—	10,696	10,696
Bonds sold under repurchase agreements		95,400	—	10,970,184	11,065,584
Borrowings		—	8,500	28,854,515	28,863,015

		95,400	1,768,542	39,835,395	41,699,337

Debts:
Borrowings in won		—	35,740,750	29,101,508	64,842,258
Borrowings in foreign currency		—	7,944,242	3,318,090	11,262,332

		—	43,684,992	32,419,598	76,104,590

Other financial liabilities		—	10,383,020	23,753,108	34,136,128

	~~W~~	95,400	212,102,766	266,280,684	478,478,850

ii-4)

Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2019 and 2020, are as follows:

	2019
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	22,149,706	DCF	Discount rate
Loans measured at amortized cost		960,827	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		25,139,116	DCF	Discount rate
Other financial assets		10,813,821	DCF	Discount rate
Financial instruments classified as level 3:
Assets
Due from banks measured at amortized cost		569,366	DCF	Discount rate
Loans measured at amortized cost		325,058,400	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		86,059	DCF	Discount rate
Other financial assets		6,152,697	DCF	Discount rate

	~~W~~	390,929,992

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	119,203,708	DCF	Discount rate
Borrowings		538,247	DCF	Discount rate
Debt securities issued		51,282,618	DCF	Discount rate
Other financial liabilities		7,932,723	DCF	Discount rate
Financial instruments classified as level 3:
Liabilities
Deposits		172,927,779	DCF	Discount rate
Borrowings		27,579,901	DCF	Discount rate
Debt securities issued		24,822,822	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		19,489,898	DCF	Discount rate

	~~W~~	423,777,696

	2020
	Fair value (*)		Valuation technique	Inputs
Financial instruments classified as level 2:
Assets
Due from banks measured at amortized cost	~~W~~	29,957,444	DCF	Discount rate
Loans measured at amortized cost		2,187,270	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		26,172,786	DCF	Discount rate
Other financial assets		8,661,345	DCF	Discount rate
Financial instruments classified as level 3:
Assets
Due from banks measured at amortized cost		869,919	DCF	Discount rate
Loans measured at amortized cost		356,631,939	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		80,451	DCF	Discount rate
Other financial assets		11,698,433	DCF	Discount rate

	~~W~~	436,259,587

Financial instruments classified as level 2:
Liabilities
Deposits	~~W~~	156,266,212	DCF	Discount rate
Borrowings		1,768,542	DCF	Discount rate
Debt securities issued		43,684,992	DCF	Discount rate
Other financial liabilities		10,383,020	DCF	Discount rate
Financial instruments classified as level 3:
Liabilities
Deposits		170,272,583	DCF	Discount rate
Borrowings		39,835,395	DCF	Discount rate
Debt securities issued		32,419,598	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		23,753,108	DCF	Discount rate

	~~W~~	478,383,450

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value

iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
Beginning balance	~~W~~	(126,111)	(172,859)
New transactions		(178,223)	(347,030)
Recognized in profit for the year		131,475	227,290

Ending balance	~~W~~	(172,859)	(292,599)

(f)	Classification by categories of financial instruments

Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.

The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2019 and 2020 are as follows:

	2019
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	28,423,744	—	28,423,744
Due from banks at fair value through profit or loss		897,525	—	—	—	897,525
Securities at fair value through profit or loss		50,110,797	—	—	—	50,110,797
Derivatives assets		2,586,068	—	—	243,206	2,829,274
Loans at fair value through profit or loss		2,154,821	—	—	—	2,154,821
Loans at amortized cost		—	—	323,244,979	—	323,244,979
Securities at fair value through other comprehensive income		—	59,381,053	—	—	59,381,053
Securities at amortized cost		—	—	45,582,065	—	45,582,065
Others		—	—	17,477,778	—	17,477,778

	~~W~~	55,749,211	59,381,053	414,728,566	243,206	530,102,036

	2019
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	294,874,256	—	294,874,256
Financial liabilities at fair value through profit or loss		1,632,457	—	—	—	1,632,457
Financial liabilities designated at FVTPL		—	9,409,456	—	—	9,409,456
Derivatives liabilities		2,001,004	—	—	302,008	2,303,012
Borrowings		—	—	34,863,156	—	34,863,156
Debt securities issued		—	—	75,363,364	—	75,363,364
Others		—	—	28,231,911	—	28,231,911

	~~W~~	3,633,461	9,409,456	433,332,687	302,008	446,677,612

	2020
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	33,410,542	—	33,410,542
Due from banks at fair value through profit or loss		63,112	—	—	—	63,112
Securities at fair value through profit or loss		57,011,490	—	—	—	57,011,490
Derivatives assets		5,157,412	—	—	476,503	5,633,915
Loans at fair value through profit or loss		2,016,801	—	—	—	2,016,801
Loans at amortized cost		—	—	356,221,519	—	356,221,519
Securities at fair value through other comprehensive income		—	58,316,112	—	—	58,316,112
Securities at amortized cost		—	—	47,282,623	—	47,282,623
Others		—	—	20,341,191	—	20,341,191

	~~W~~64,248,815		58,316,112	457,255,875	476,503	580,297,305

	2020
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	326,416,868	—	326,416,868
Financial liabilities at fair value through profit or loss		1,436,694	—	—	—	1,436,694
Financial liabilities designated at FVTPL		—	8,455,724	—	—	8,455,724
Derivatives liabilities		4,680,064	—	—	336,503	5,016,567
Borrowings		—	—	41,594,064	—	41,594,064
Debt securities issued		—	—	75,134,394	—	75,134,394
Others		—	—	34,129,626	—	34,129,626

	~~W~~6,116,758		8,455,724	477,274,952	336,503	492,183,937

(g)	Transfer of financial instruments

i) Transfers that do not qualify for derecognition

① Sale of repurchase bonds

Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2019 and 2020:

	2019		2020
Transferred asset:
Securities at FVTPL	~~W~~	7,924,953	8,915,488
Securities at FVOCI		1,867,470	1,638,651
Securities at amortized cost		818,470	205,639

	~~W~~	10,610,893	10,759,778

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	8,717,336	11,075,004

② Securities loaned

If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2019 and 2020 are as follows:

	2019		2020	Borrowers
Government bonds	~~W~~	3,951,869	3,213,719	Korea Securities Finance Corp., Korea Securities Depository
Financial institutions bonds		460,052	220,324	Korea Securities Finance Corp., Korea Securities Depository
Equity securities		30,242	99,670	Korea Securities Finance Corp.

	~~W~~4,442,163		3,533,713

ii) Financial instruments qualified for derecognition and continued involvement

There is no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2019 and 2020.

(h)	Offsetting financial assets and financial liabilities

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2019 and 2020 are as follows:

	2019
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	2,694,236	—	2,694,236	8,090,372	263,541	1,645,802
Other financial instruments (*1)		8,624,844	1,319,365	7,305,479
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		11,828,135	—	11,828,135	11,051,075	—	777,060
Securities loaned (*2)		1,927,674	—	1,927,674	1,927,674	—	—
Domestic exchange settlement debit (*3)		31,814,310	27,008,189	4,806,121	526,653	—	4,279,468
Receivables from disposal of securities (*4)		25,808	1,134	24,674	—	—	24,674
Insurance receivables		10,353	—	10,353	8,008	—	2,345

	~~W~~ 56,925,360		28,328,688	28,596,672	21,603,782	263,541	6,729,349

Liabilities:
Derivatives (*1)	~~W~~	12,803,450	—	12,803,450	8,279,924	11,693	10,704,107
Other financial instruments (*1)		7,511,639	1,319,365	6,192,274
Bonds purchased under repurchase agreements (*2)		8,717,336	—	8,717,336	8,717,336	—	—
Securities borrowed (*2)		1,135,614	—	1,135,614	1,135,614	—	—
Domestic exchange settlement pending (*3)		28,936,661	27,008,189	1,928,472	1,857,152	—	71,320
Payable from purchase of securities (*4)		1,607	1,134	473	473	—	—
Insurance payables		8,202	—	8,202	8,008	—	194

	~~W~~	59,114,509	28,328,688	30,785,821	19,998,507	11,693	10,775,621

	2020
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	5,361,225	—	5,361,225	4,448,496	314,328	12,129,369
Other financial instruments (*1)		18,033,663	6,502,695	11,530,968
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		13,694,305	—	13,694,305	13,185,633	—	508,672
Securities loaned (*2)		1,202,494	—	1,202,494	1,202,494	—	—
Domestic exchange settlement debit (*3)		29,911,693	25,785,507	4,126,186	116,290	—	4,009,896
Receivables from disposal of securities (*4)		29,341	3,140	26,201	—	—	26,201
Insurance receivables		8,374	—	8,374	5,526	—	2,848

	~~W~~	68,241,095	32,291,342	35,949,753	18,958,439	314,328	16,676,986

Liabilities:
Derivatives (*1)	~~W~~	13,153,952	—	13,153,952	5,490,974	1,000	18,500,005
Other financial instruments (*1)		17,340,722	6,502,695	10,838,027
Bonds purchased under repurchase agreements (*2)		11,065,584	—	11,065,584	10,260,684	—	804,900
Securities borrowed (*2)		897,129	—	897,129	897,129	—	—
Domestic exchange settlement pending (*3)		31,605,249	25,785,507	5,819,742	4,099,248	—	1,720,494
Payable from purchase of securities (*4)		3,148	3,140	8	8	—	—
Insurance payables		5,742	—	5,742	5,526	—	216

	~~W~~	74,071,526	32,291,342	41,780,184	20,753,569	1,000	21,025,615

(*1)

The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.

(*3)

The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)

It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter derivatives in-house payment by Central Clearing System is included.

(*5)

As of December 31, 2019, the total amount of financial liabilities includes ~~W~~ 9,409,456 million (~~W~~ 8,455,724 million as of December 31, 2020) of ELS (equity-linked securities) products and of DLS (derivative-linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of ~~W~~ 122,129 million (~~W~~ 1,087,349 million as of December 31, 2020) are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2020 is ~~W~~ 693,017 million for transactions with the other party with collective offset contracts or similar arrangements.

(i)	Capital risk management

The criteria for capital adequacy to be complied with by the Group are 8.0% or more of the total equity capital ratio, 6.0% or higher of the basic capital ratio, and 4.5% or more of the common stock capital ratio. In addition, the minimum regulatory BIS capital ratio, which should be maintained additionally to increase the ability to absorb losses, has been raised to up to 14% as the capital regulation based on the Basel III standard is enforced from 2016. This is based on the addition of capital conservation capital (2.5%p) and domestic system-critical banks (D-SIB) capital (1.0%p) and economic response capital (2.5%p) to the existing lowest common equity capital ratio, and economic response capital can be charged up to 2.5%p during credit expansion period. As of December 31, 2020, the minimum regulatory BIS capital ratio to be observed is 11.5%, which is the standard for applying capital conservation capital (2.5%p), D-SIB capital (1.0%p), and economic response capital (0%p).

Basel III capital ratio is the concept of ‘International Agreement on the Measurement and Standards of Equity Capital’ of the Basel Bank Supervisory Commission of BIS (International Settlement Bank). It is calculated as ‘(common stock capital (after deduction of deductions) + other basic capital + supplementary capital) ÷ risk weighted assets’.

The capital of common stock can be the first to make up for the loss of the financial holding company. The capital of common stock consists of capital stock, capital reserve, retained earnings and other, which will not be redeemed until the liquidation and will be redeemed at the last during the liquidation. Other basic capital consists of capital securities that meet certain requirements as capital of permanent nature. Complementary capital is capital that can compensate for losses of financial holding companies during liquidation, and consists of capital securities, etc. that meet certain requirements. The deduction items are those held by the Group as assets or capital items, but do not contribute to the ability to absorb losses. Unless otherwise noted, it will be deducted from common stock capital.

The capital ratio of the Group based on Basel III is as of December 31, 2019 and 2020 are as follows:

	2019		2020
Capital:
Tier I common equity capital	~~W~~	28,561,568	32,461,864
Additional tier 1 capital		3,138,262	3,805,372

Tier I capital		31,699,830	36,267,236
Tier II capital		4,014,740	3,441,841

Total capital (A)	~~W~~	35,714,570	39,709,077

Total risk-weighted assets (B)	~~W~~	256,891,664	252,321,426
Capital adequacy ratio (A/B)		13.90%	15.74%
Tier I capital adequacy ratio		12.34%	14.37%
Common stock ratio		11.12%	12.87%

(*)	As of December 31, 2020, the Group has maintained an appropriate consolidated equity capital ratio according to the BIS equity capital regulation.